UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsidiary Series A preferred unitholders, issued	300,000	300,000	300,000
Subsidiary Series A preferred unitholders, outstanding	300,000	300,000	300,000
Mezzanine Capital
Subsidiary Series A preferred unitholders, issued	66,002	30,058
Subsidiary Series A preferred unitholders, outstanding	66,002	30,058